Significant Accounting Judgments, Estimates, and Assumptions	12 Months Ended
Oct. 31, 2022
Significant Accounting Judgments Estimates And Assumptions
Significant Accounting Judgments, Estimates, and Assumptions
NOTE 3:  SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES, AND ASSUMPTIONS
The estimates used in the Bank’s accounting policies are essential to understanding its results of operations and financial condition. Some of the Bank’s policies require subjective, complex judgments and estimates as they relate to matters that are inherently uncertain. Changes in these judgments or estimates and changes to accounting standards and policies could have a materially adverse impact on the Bank’s Consolidated Financial Statements. The Bank has established procedures to ensure that accounting policies are applied consistently and that the processes for changing methodologies, determining estimates, and adopting new accounting standards are well-controlled and occur in an appropriate and systematic manner.
CLASSIFICATION AND MEASUREMENT OF FINANCIAL ASSETS
Business Model Assessment
The Bank determines its business models based on the objective under which its portfolios of financial assets are managed. Refer to Note 2 for details on the Bank’s business models. In determining its business models, the Bank considers the following:
•	Management’s intent and strategic objectives and the operation of the stated policies in practice;
•	The primary risks that affect the performance of the portfolio of assets and how these risks are managed;
•	How the performance of the portfolio is evaluated and reported to management; and
•	The frequency and significance of financial asset sales in prior periods, the reasons for such sales and the expected future sales activities.
Sales in themselves do not determine the business model and are not considered in isolation. Instead, sales provide evidence about how cash flows are realized. A held-to-collect
business model will be reassessed by the Bank to determine whether any sales are consistent with an objective of collecting contractual cash flows if the sales are more than insignificant in value or more than infrequent.
Solely Payments of Principal and Interest Test
In assessing whether contractual cash flows represent SPPI, the Bank considers the contractual terms of the instrument. This includes assessing whether the financial asset contains contractual terms that could change the timing or amount of contractual cash flows such that they would not be consistent with a basic lending arrangement. In making the assessment, the Bank considers the primary terms as follows and assesses if the contractual cash flows of the instrument continue to meet the SPPI test:
•	Performance-linked features;
•	Terms that limit the Bank’s claim to cash flows from specified assets (non-recourse terms);
•	Prepayment and extension terms;
•	Leverage features; and
•	Features that modify elements of the time value of money.
IMPAIRMENT OF FINANCIAL ASSETS
Significant Increase in Credit Risk
For retail exposures, criteria for assessing significant increase in credit risk are defined at the appropriate product or portfolio level and vary based on the exposure’s credit risk at origination. The criteria include relative changes in PD, absolute PD backstop, and delinquency backstop when contractual payments are more than 30 days past due. Significant increase in credit risk since initial recognition has occurred when one of the criteria is met.
For
non-retail
exposures, BRR is determined on an individual borrower basis using industry and sector specific credit risk models that are based on historical data. Current and forward-looking information that is specific to the borrower, industry, and sector is considered based on expert credit judgment. Criteria for assessing significant increase in credit risk are defined at the appropriate segmentation level and vary based on the BRR of the exposure at origination. Criteria include relative changes in BRR, absolute BRR backstop, and delinquency backstop when contractual payments are more than 30 days past due. Significant increase in credit risk since initial recognition has occurred when one of the criteria is met.

Measurement of Expected Credit Loss
ECLs are recognized on the initial recognition of financial assets. Allowance for credit losses represents management’s unbiased estimate of the risk of default and ECLs on the financial assets, including any off-balance sheet exposures, at the balance sheet date.
For retail exposures, ECLs are calculated as the product of PD, loss given default (LGD), and exposure at default (EAD) at each time step over the remaining expected life of the financial asset and discounted to the reporting date based on the EIR. PD estimates represent the forward-looking PD, updated quarterly based on the Bank’s historical experience, current conditions, and relevant forward-looking expectations over the expected life of the exposure to determine the lifetime PD curve. LGD estimates are determined based on historical charge-off
events and recovery payments, current information about attributes specific to the borrower, and direct costs. Expected cash flows from collateral, guarantees, and other credit enhancements are incorporated in LGD if integral to the contractual terms. Relevant macroeconomic variables are incorporated in determining expected LGD. EAD represents the expected balance at default across the remaining expected life of the exposure. EAD incorporates forward-looking expectations about repayments of drawn balances and future draws where applicable.
For
non-retail
exposures, ECLs are calculated based on the present value of cash shortfalls determined as the difference between contractual cash flows and expected cash flows over the remaining expected life of the financial instrument. Lifetime PD is determined by mapping the exposure’s BRR to forward-looking PD over the expected life. LGD estimates are determined by mapping the exposure’s facility risk rating (FRR) to expected LGD which takes into account facility-specific characteristics such as collateral, seniority ranking of debt, and loan structure. Relevant macroeconomic variables are incorporated in determining expected PD and LGD. Expected cash flows are determined by applying the expected LGD to the contractual cash flows to calculate cash shortfalls over the expected life of the exposure.
Forward-Looking Information
In calculating ECLs, the Bank employs internally developed models that utilize parameters for PD, LGD, and EAD. Forward-looking macroeconomic factors including at the regional level are incorporated in the risk parameters as relevant. Additional risk factors that are industry or segment specific are also incorporated, where relevant. Forward-looking macroeconomic forecasts are generated by TD Economics as part of the ECL process: A base economic forecast is accompanied with upside and downside estimates of realistically possible economic conditions by considering the sources of uncertainty around the base forecast. All macroeconomic forecasts are updated quarterly for each variable on a regional basis where applicable and incorporated as relevant into the quarterly modelling of base, upside and downside risk parameters used in the calculation of ECL scenarios and probability-weighted ECLs. TD Economics will apply judgment to recommend probability weights to each forecast on a quarterly basis. The proposed macroeconomic forecasts and probability weightings are subject to robust management review and challenge process by a cross-functional committee that includes representation from TD Economics, Risk, Finance, and Business. ECLs calculated under each of the three forecasts are applied against the respective probability weightings to determine the probability-weighted ECLs. Refer to Note 8 for further details on the macroeconomic variables and ECL sensitivity.
Expert Credit Judgment
Management’s expert credit judgment is used to determine the best estimate for the qualitative component contributing to ECLs, based on an assessment of business and economic conditions, historical loss experience, loan portfolio composition, and other relevant indicators and forward-looking information that are not fully incorporated into the model calculation.
There remains considerable uncertainty regarding the economic trajectory, and management continues to exercise expert credit judgment in assessing if an exposure has experienced significant increase in credit risk since initial recognition and in determining the amount of ECLs at each reporting date. To the extent that certain effects are not fully incorporated into the model calculations, temporary quantitative and qualitative adjustments have been applied.
LEASES
The Bank applies judgment in determining the appropriate lease term on a lease-by-lease
basis. All facts and circumstances that create an economic incentive to exercise a renewal option or not to exercise a termination option including investments in major leaseholds, branch performance and past business practice are considered. The periods covered by renewal or termination options are only included in the lease term if it is reasonably certain that the Bank will exercise the options; management considers “reasonably certain” to be a high threshold. Changes in the economic environment or changes in the industry may impact the Bank’s assessment of lease term, and any changes in the Bank’s estimate of lease terms may have a material impact on the Bank’s Consolidated Balance Sheet and Consolidated Statement of Income.
In determining the carrying amount of ROU assets and lease liabilities, the Bank is required to estimate the incremental borrowing rate specific to each leased asset or portfolio of leased assets if the interest rate implicit in the lease is not readily determinable. The Bank determines the incremental borrowing rate of each leased asset or portfolio of leased assets by incorporating the Bank’s creditworthiness, the security, term, and value of the ROU asset, and the economic environment in which the leased asset operates. The incremental borrowing rates are subject to change mainly due to changes in the macroeconomic environment.
FAIR VALUE MEASUREMENTS
The fair value of financial instruments traded in active markets at the balance sheet date is based on their quoted market prices. For all other financial instruments not traded in an active market, fair value may be based on other observable current market transactions involving the same or similar instruments, without modification or repackaging, or is based on a valuation technique which maximizes the use of observable market inputs. Observable market inputs may include interest rate yield curves, foreign exchange rates, and option volatilities. Valuation techniques include comparisons with similar instruments where observable market prices exist, discounted cash flow analysis, option pricing models, and other valuation techniques commonly used by market participants.
For certain complex or illiquid financial instruments, fair value is determined using valuation techniques in which current market transactions or observable market inputs are not available. Judgment is used when determining which valuation techniques to apply, liquidity considerations, and model inputs such as volatilities, correlations, spreads, discount rates, pre-payment
rates, and prices of underlying instruments. Any imprecision in these estimates can affect the resulting fair value.
Judgment is also used in recording valuation adjustments to model fair values to account for system limitations or measurement uncertainty, such as when valuing complex and less actively traded financial instruments. If the market for a complex financial instrument develops, the pricing for this instrument may become more transparent, resulting in refinement of valuation models. For example, IBOR reform may also have an impact on the fair value of products that reference or use valuation models with IBOR inputs.
An analysis of the fair value of financial instruments and further details as to how they are measured are provided in Note 5.
DERECOGNITION OF FINANCIAL ASSETS
Certain financial assets transferred may qualify for derecognition from the Bank’s Consolidated Balance Sheet. To qualify for derecognition, certain key determinations must be made, including whether the Bank’s rights to receive cash flows from the financial asset have been retained or transferred and the extent to which the risks and rewards of ownership of the financial assets have been retained or transferred. If the Bank neither transfers nor retains substantially all of the risks and rewards of ownership of the financial asset, a decision must be made as to whether the Bank has retained control of the financial asset.
Upon derecognition, the Bank will record a gain or loss on sale of those assets which is calculated as the difference between the carrying amount of the asset transferred and the sum of any cash proceeds received, including any financial assets received or financial liabilities assumed, and any cumulative gains or losses allocated to the transferred asset that had been recognized in AOCI. In determining the fair value of any financial assets received, the Bank estimates future cash flows by relying on estimates of the amount of interest that will be collected on the securitized assets, the yield to be paid to investors, the portion of the securitized assets that will be prepaid before their scheduled maturity, ECLs, the cost of servicing the assets, and the rate at which to discount these expected future cash flows. Actual cash flows may differ significantly from those estimated by the Bank.
Retained interests are financial interests in transferred assets retained by the Bank. They are classified as trading securities and are initially recognized at relative fair value on the Bank’s Consolidated Balance Sheet. Subsequently, the fair value of retained interests is determined by estimating the present value of future expected cash flows. Differences between the actual cash flows and the Bank’s estimated future cash flows are recognized in trading income (loss). These assumptions are subject to periodic reviews and may change due to significant changes in the economic environment.
GOODWILL AND OTHER INTANGIBLES
The recoverable amount of the Bank’s CGUs is determined from internally developed valuation models that consider various factors and assumptions such as forecasted earnings, growth rates, discount rates, and terminal growth rates. Management is required to use judgment in estimating the recoverable amount of CGUs, and the use of different assumptions and estimates in the calculations could influence the determination of the existence of impairment and the valuation of goodwill. Management believes that the assumptions and estimates used are reasonable and supportable. Where possible, assumptions generated internally are compared to relevant market information. The carrying amounts of the Bank’s CGUs are determined by management using risk-based capital models to adjust net assets and liabilities by CGU. These models consider various factors including market risk, credit risk, and operational risk, including investment capital (comprised of goodwill and other intangibles). Any capital not directly attributable to the CGUs is held within the Corporate segment. The Bank’s capital oversight committees provide oversight to the Bank’s capital allocation methodologies.
EMPLOYEE BENEFITS
The projected benefit obligation and expense related to the Bank’s pension and post-retirement defined benefit plans are determined using multiple assumptions that may significantly influence the value of these amounts. Actuarial assumptions including discount rates, compensation increases, health care cost trend rates, and mortality rates are management’s best estimates and are reviewed annually with the Bank’s actuaries. The Bank develops each assumption using relevant historical experience of the Bank in conjunction with market-related data and considers if the market-related data indicates there is any prolonged or significant impact on the assumptions. The discount rate used to value the projected benefit obligation is determined by reference to market yields on high-quality corporate bonds with terms matching the plans’ specific cash flows. The other assumptions are also long-term estimates. All assumptions are subject to a degree of uncertainty. Differences between actual experiences and the assumptions, as well as changes in the assumptions resulting from changes in future expectations, result in remeasurement gains and losses which are recognized in other comprehensive income during the year and also impact expenses in future periods.
INCOME TAXES
The Bank is subject to taxation in numerous jurisdictions. There are many transactions and calculations in the ordinary course of business for which the ultimate tax determination is uncertain. The Bank maintains provisions for uncertain tax positions that it believes appropriately reflect the risk of tax positions under discussion, audit, dispute, or appeal with tax authorities, or which are otherwise considered to involve uncertainty. These provisions are made using the Bank’s best estimate of the amount expected to be paid based on an assessment of all relevant factors, which are reviewed at the end of each reporting period. However, it is possible that at some future date, changes in these liabilities could result from audits by the relevant taxing authorities.
Deferred tax assets are recognized only when it is probable that sufficient taxable profit will be available in future periods against which deductible temporary differences may be utilized. The amount of the deferred tax asset recognized and considered realizable could, however, be reduced if projected income is not achieved due to various factors, such as unfavourable business conditions. If projected income is not expected to be achieved, the Bank would decrease its deferred tax assets to the amount that it believes can be realized. The magnitude of the decrease is significantly influenced by the Bank’s forecast of future profit generation, which determines the extent to which it will be able to utilize the deferred tax assets.
PROVISIONS
Provisions arise when there is some uncertainty in the timing or amount of a loss in the future. Provisions are based on the Bank’s best estimate of all expenditures required to settle its present obligations, considering all relevant risks and uncertainties, as well as, when material, the effect of the time value of money.
Many of the Bank’s provisions relate to various legal actions that the Bank is involved in during the ordinary course of business. Legal provisions require the involvement of both the Bank’s management and legal counsel when assessing the probability of a loss and estimating any monetary impact. Throughout the life of a provision, the Bank’s management or legal counsel may learn of additional information that may impact its assessments about the probability of loss or about the estimates of amounts involved. Changes in these assessments may lead to changes in the amount recorded for provisions. In addition, the actual costs of resolving these claims may be substantially higher or lower than the amounts recognized. The Bank reviews its legal provisions on a case-by-case
basis after considering, among other factors, the progress of each case, the Bank’s experience, the experience of others in similar cases, and the opinions and views of legal counsel.
Certain of the Bank’s provisions relate to restructuring initiatives initiated by the Bank. Restructuring provisions require management’s best estimate, including forecasts of economic conditions. Throughout the life of a provision, the Bank may become aware of additional information that may impact the assessment of amounts to be incurred. Changes in these assessments may lead to changes in the amount recorded for provisions.

INSURANCE
The assumptions used in establishing the Bank’s insurance claims and policy benefit liabilities are based on best estimates of possible outcomes.
For property and casualty insurance, the ultimate cost of claims liabilities is estimated using a range of standard actuarial claims projection techniques in accordance with Canadian accepted actuarial practices. Additional qualitative judgment is used to assess the extent to which past trends may or may not apply in the future, in order to arrive at the estimated ultimate claims cost that present the most likely outcome taking into account all the uncertainties involved.
For life and health insurance, actuarial liabilities consider all future policy cash flows, including premiums, claims, and expenses required to administer the policies. Critical assumptions used in the measurement of life and health insurance contract liabilities are determined by the appointed actuary.
Further information on insurance risk assumptions is provided in Note 22
.
CONSOLIDATION OF STRUCTURED ENTITIES
Management judgment is required when assessing whether the Bank should consolidate an entity. For instance, it may not be feasible to determine if the Bank controls an entity solely through an assessment of voting rights for certain structured entities. In these cases, judgment is required to establish whether the Bank has decision-making power over the key relevant activities of the entity and whether the Bank has the ability to use that power to absorb significant variable returns from the entity. If it is determined that the Bank has both decision-making power and significant variable returns from the entity, judgment is also used to determine whether any such power is exercised by the Bank as principal, on its own behalf, or as agent, on behalf of another counterparty.
Assessing whether the Bank has decision-making power includes understanding the purpose and design of the entity in order to determine its key economic activities. In this context, an entity’s key economic activities are those which predominantly impact the economic performance of the entity. When the Bank has the current ability to direct the entity’s key economic activities, it is considered to have decision-making power over the entity.
The Bank also evaluates its exposure to the variable returns of a structured entity in order to determine if it absorbs a significant proportion of the variable returns the entity is designed to create. As part of this evaluation, the Bank considers the purpose and design of the entity in order to determine whether it absorbs variable returns from the structured entity through its contractual holdings, which may take the form of securities issued by the entity, derivatives with the entity, or other arrangements such as guarantees, liquidity facilities, or lending commitments.
If the Bank has decision-making power over the entity and absorbs significant variable returns from the entity, it then determines if it is acting as principal or agent when exercising its decision-making power. Key factors considered include the scope of its decision-making power; the rights of other parties involved with the entity, including any rights to remove the Bank as decision-maker or rights to participate in key decisions; whether the rights of other parties are exercisable in practice; and the variable returns absorbed by the Bank and by other parties involved with the entity. When assessing consolidation, a presumption exists that the Bank exercises decision-making power as principal if it is also exposed to significant variable returns, unless an analysis of the factors above indicates otherwise.
The decisions above are made with reference to the specific facts and circumstances relevant for the structured entity and related transaction(s) under consideration.
REVENUE FROM CONTRACTS WITH CUSTOMERS
The Bank applies judgment to determine the timing of satisfaction of performance obligations which affects the timing of revenue recognition, by evaluating the pattern in which the Bank transfers control of services promised to the customer. A performance obligation is satisfied over time when the customer simultaneously receives and consumes the benefits as the Bank performs the service. For performance obligations satisfied over time, revenue is generally recognized using the time-elapsed method which is based on time elapsed in proportion to the period over which the service is provided, for example, personal deposit account bundle fees. The time-elapsed method is a faithful depiction of the transfer of control for these services as control is transferred evenly to the customer when the Bank provides a stand-ready service or effort is expended evenly by the Bank to provide a service over the contract period. In contracts where the Bank has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Bank’s performance completed to date, the Bank recognizes revenue in the amount to which it has a right to invoice.
The Bank satisfies a performance obligation at a point in time if the customer obtains control of the promised services at that date. Determining when control is transferred requires the use of judgment. For transaction-based services, the Bank determines that control is transferred to the customer at a point in time when the customer obtains substantially all of the benefits from the service rendered and the Bank has a present right to payment, which generally coincides with the moment the transaction is executed.
The Bank exercises judgment in determining whether costs incurred in connection with acquiring new revenue contracts would meet the requirement to be capitalized as incremental costs to obtain or fulfil a contract with customers.
INTEREST RATE BENCHMARK REFORM PHASE 2
Effective November 1, 2020, the Bank early adopted the Interest Rate Benchmark Reform Phase 2 and no transitional adjustment was required.
Interest Rate Benchmark Reform Phase 2 addresses issues affecting financial reporting when changes are made to contractual cash flows of financial instruments or hedging relationships as a result of IBOR reform. The amendments permit modification to financial assets, financial liabilities and lessee lease liabilities required as a direct consequence of IBOR reform and made on an economically equivalent basis to be accounted for by updating the EIR prospectively. If the modification does not meet the practical expedient requirements, existing IFRS requirements are applied. Relief is also provided for an entity’s hedge accounting relationships in circumstances where changes to hedged items and hedging instruments arise as a result of IBOR reform. The amendments enable entities to amend the formal designation and documentation of a hedging relationship to reflect these changes without discontinuing the hedging relationship or designating a new hedging relationship. Permitted changes include redefining the hedged risk to reference an ARR (contractually or non-contractually specified), amending the description of the hedged item and hedging instrument to reflect the ARR, and amending the description of how the entity will assess hedge effectiveness. Hedging relationships within the scope of Interest Rate Benchmark Reform Phase 2 are the same as those within the scope of Interest Rate Benchmark Reform Phase 1. Interest Rate Benchmark Reform Phase 2 also amended IFRS 7, introducing expanded qualitative and quantitative disclosures about the risks arising from IBOR reform, how an entity is managing those risks, its progress in completing the transition to ARRs, and how it is managing the transition.
The global benchmark rate reform initiative to transition from IBOR benchmarks (such as London Inter-Bank Offered Rate (LIBOR) and Canadian Dollar Offered Rate (CDOR)) to ARRs may result in market dislocation and have other adverse consequences to the Bank, its customers, market participants, and the financial services industry. Market risks arise because the new reference rates are likely to differ from the existing benchmark rates which could result in different financial performance for previously booked transactions, require alternative hedging strategies, or affect the Bank’s capital and liquidity planning and management. In order to manage these risks, the Bank has established an enterprise-wide, cross functional initiative with senior executive oversight to evaluate and monitor the impact of the market, financial, operational, legal, technology and other risks on its products, services, systems, models, documents, processes, and risk management frameworks with the intention of managing the impact through appropriate mitigating actions, but such actions may not be sufficient to mitigate against the impact of all such risks.

Effective December 31, 2021, the publication of LIBOR settings has ceased for all sterling, Japanese yen, Swiss franc, and euro settings as well as the one-week and two-month USD LIBOR settings. The Bank is progressing on its transition plan for the remaining USD LIBOR settings (overnight, one-month,
three-month, six-month and twelve-month), which will cease to be published immediately after June 30, 2023, and continues to monitor developments while incorporating global working group and regulator best practice guidance on transition activities. Global regulators have issued guidance and policy statements to supervised institutions restricting the use of USD LIBOR as a reference rate in new contracts written after December 31, 2021, subject to limited exceptions. In addition, the Bank continues to monitor the development and usage of ARRs across the industry, including the Alternative Reference Rates Committee’s formal recommendation of the CME Group’s forward-looking Secured Overnight Financing Rate (SOFR) Term Rates. To help support the transition of legacy derivative contracts, the Bank’s registered swap dealer and four additional Bank affiliates have adhered to the 2020 International Swaps and Derivatives Association IBOR Fallbacks Protocol (ISDA Protocol). The ISDA Protocol, which took effect on January 25, 2021, provides an efficient transition mechanism for mutually adhering counterparties to incorporate prescribed fallback rates into legacy derivative contracts.
The following table discloses the Bank’s exposure to significant interest rate benchmarks subject to IBOR reform that have yet to transition to an ARR and mature after June 30, 2023 for USD LIBOR and after December 31, 2021 for other IBORs that were subject to transition, including certain demand loans that have no specific maturity. This also includes exposure to interest rate benchmarks subject to IBOR reform methodology enhancements that are not required to transition to an ARR.

Exposures to LIBOR and Other Rates Subject to Reform 1,2

(millions of Canadian dollars)	As at
	October 31 2022	October 31 2021

Non-derivative financial assets 3	$88,988	$106,912
Non-derivative financial liabilities	604	519
Derivative notional amounts	4,386,899	4,380,555
Off-balance sheet commitments 4	70,772	90,700

1
LIBOR subject to reform or that have already ceased include the following: USD LIBOR, GBP LIBOR, JPY LIBOR, EUR LIBOR, and CHF LIBOR. Other IBORs subject to reform or that have already ceased include the following: NOK NIBOR (Norwegian Interbank Offered Rate), ZAR JIBAR (Johannesburg Interbank Average Rate), SGD SOR (Singapore Dollar Swap Offer Rate), HKD HIBOR (Hong Kong Interbank Offered Rate), SEK STIBOR (Stockholm Interbank Offered Rate), and MXN TIIE (Interbank Equilibrium Interest Rate). Other rates subject to reform or that have already ceased include the following: EUR EONIA (Euro Overnight Index Average) and CORRA (Canadian Overnight Repo Rate Average).

2
Certain demand deposits with no specific maturity allow the Bank to change the benchmark reference rate at its sole discretion and are therefore excluded from the table. As at October 31, 2022, the carrying amount of demand deposits with no specific maturity was $
392
million (October 31, 2021 – $
3
billion)
.

3
Loans reported under non-derivative financial assets represent the drawn amounts and exclude allowance for loan losses. As at October 31, 2022, non-derivative financial assets were
 $89
billion, of which $48 billion relates to Loans, $33 billion relates to Debt securities at amortized cost, $5 billion relates to Financial assets at FVOCI, and $2 billion relates to demand loans with no specific maturity. As at October 31, 2021, non-derivative financial assets were $107 billion, of which $62 billion relates to Loans, $37 billion relates to Debt securities at amortized cost, $6 billion relates to Financial assets at FVOCI, and
 $2
billion relates to demand loans with no specific maturity.

4
Exposures reflect authorized and committed undrawn commitments. For multi-currency facilities, the currency of borrowing is often the same as the facility currency and therefore the Bank has assumed that the benchmark interest rate for its undrawn credit and liquidity commitments is in the same
facility currency as the benchmark rate for that currency for the purpose of this disclosure.

On May 16, 2022, Refinitiv Benchmark Services (UK) Limited, the administrator of CDOR, announced that the calculation and publication of all tenors of CDOR will permanently cease following a final publication on June 28, 2024. CDOR is currently the primary interest rate benchmark in Canada and is widely used in Canadian dollar financial instruments including derivatives, loans, floating rate notes, and as a daily benchmark reference rate for Canadian Bankers’ Acceptance (BA) borrowings. The Bank has incorporated this development into its benchmark rate reform plan to ensure an orderly transition and to manage the impact through appropriate mitigating actions. These actions include incorporating appropriate fallback language in contracts, making available new products referencing the Canadian Overnight Repo Rate Average (CORRA) or other ARRs, preparing to cease the issuance of CDOR-based financial instruments, transitioning legacy CDOR-based contracts, and preparing for overall operational readiness.
The following table discloses the Bank’s exposure to financial instruments referencing CDOR that have yet to transition to an ARR and mature after June 28, 2024.

Exposures to CDOR Subject to Reform 1,2

(millions of Canadian dollars)	As at
	October 31 2022	July 31 2022

Non-derivative financial assets 3	$10,742	$6,261
Non-derivative financial liabilities 4	12,689	12,965
Derivative notional amounts	3,066,690	2,693,607
Off-balance sheet commitments 5	42,022	38,643

1	CDOR includes exposure to one-month, two-month, and three-month tenors for CDOR and BA rates.
2
Certain demand deposits with no specific maturity allow the Bank to change the benchmark reference rate at its sole discretion and are therefore excluded from the table. As at October 31, 2022, the carrying amount of demand deposits with no specific maturity was
$8
billion (July 31, 202
2
 –
$7
billion).

3
Loans reported under non-derivative financial assets represent the drawn amounts and exclude allowance for loan losses. As at October 31, 2022, non-derivative financial assets were
 $11 billion, of which $3 billion relates to
Loans
 a
nd
 $5
billion relates to Debt securities at amortized
cost. As at July 31, 2022, non-derivative financial assets were
 $6
billion,
of which $
2
billion relates to Loans and
$2
billion relates to Debt securities at amortized cost.

4
As at October 31, 2022, non-derivative financial liabilities were
$13
billion, of which
$9

billion relates to Subordinated notes and debentures. As at July 31, 2022, non-derivative financial liabilities were
 $13
billion, of which $
9
billion relates to Subordinated notes and debentures.

5
Exposures reflect authorized and committed undrawn commitments. For multi-currency facilities, the currency of borrowing is often the same as the facility currency and therefore the Bank has assumed that the benchmark interest rate for its undrawn credit and liquidity commitments is in the same
facility currency as the benchmark rate for that currency for the purpose of this disclosure. As at October 31, 2022, off-balance sheet commitments include drawn amounts of BA borrowings of $
13
billion (July 31, 2022 – $
12
billion).